SP MidCap 400 Pure Growth Fund Expense Example - Class A and Class C [Member] - SP MidCap 400 Pure Growth Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 331
Expense Example, with Redemption, 3 Years	723
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,662
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	624
Expense Example, with Redemption, 3 Years	948
Expense Example, with Redemption, 5 Years	1,295
Expense Example, with Redemption, 10 Years	$ 2,270